Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

As discussed in Note 6 - Related Party Transactions, on August 21, 2017, the Company entered into a Loan Agreement with VPEG , pursuant to which VPEG loaned $500,000 to the Company. On October 11, 2017, the Company and VPEG entered into the Amendment, pursuant to which the parties agreed to (i) increase the loan amount to $565,000, (ii) increase the principal amount of the Note to $621,500, reflecting an original issue discount of $56,500 and (iii) extend the maturity date to November 30, 2017. In addition, VPEG has the option, but not the obligation, to loan to the Company up to an additional $250,000 on the terms specified in the Loan Agreement. During the period of October 1, 2017 through November 14, 2017 the Company received additional loan proceeds of $145,000.

Subsequent Events

During the period of January 1, 2017 through and March 31, 2017, additional contributions of $660,000 were received from Navitus, resulting in the issuance of an additional 560,000 common stock warrants for the purchase of shares of common stock of the Company.

On February 1, 2017, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Visionary Private Equity Group I, LP, a Missouri limited partnership (the “Investor”), pursuant to which the Investor agreed to purchase a unit comprised of (i) $320,000 principal amount of 12% unsecured six-month promissory note with a maturity date of the earlier of six months from the date of the note or the date the Company consummates a material business combination transaction (the "Note"), and (ii) a common stock purchase warrant to purchase 5,203,252 shares of the Company’s common stock, par value $0.001 per shares (the “Common Stock”) at an exercise price of $0.0923 per share (the “Warrant” and together with the Note, the “Unit”). The sale by the Company to the Investor of the Unit, pursuant to the Securities Purchase Agreement is referred to herein as the “Private Placement.” See Form 8-K filed on February 7, 2017.

On March 2, 2017, the Company extended the maturity date of the Credit Agreement to August 20, 2017. See Footnote 7 - Revolving Credit Agreement.